Share-Based Payments - Additional Information (Detail) shares in Millions, Unit_pure in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transactions expense	$ 286	$ 237
Share-based compensation number of shares issued | shares	1,984.0	1,981.0
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued | shares	1.7	4.8
Share-based compensation grant date fair value	$ 107	$ 293
Restricted Stock Units [member] | AB inBev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	0.1	0.1
Fair value of stock options granted	$ 4	$ 4